Investment in Sales-Type Leases, Net (Details) - Schedule of net investment in sales-type leases - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of net investment in sales-type leases [Abstract]
Total future minimum lease payments receivable		$ 56,477,739
Less: executory cost		(3,623,100)
Less: unearned interest		(14,905,393)
Less: realized interest income but not yet received		(5,245,244)
Less: allowance for net investment receivable		(24,416,442)
Investment in sales-type leases, net		8,287,560
Current portion
Noncurrent portion		$ 8,287,560